UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securites and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Teekay Shipping Corp.	4.0	2.6
AES Corp.	3.7	3.5
Nextel Communications, Inc. Class A	3.7	5.2
Tyco International Ltd.	3.5	2.8
Forest Oil Corp.	3.3	0.0
Qwest Communications International, Inc.	3.3	0.6
General Maritime Corp.	3.0	1.8
CMS Energy Corp.	2.8	1.9
AMR Corp.	2.6	3.4
NTL, Inc.	2.5	2.9
	32.4
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	20.4	12.7
Telecommunication Services	14.1	16.2
Industrials	11.9	11.8
Utilities	9.4	11.7
Consumer Discretionary	8.8	9.4
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 88.7%		Stocks 86.5%
	Bonds 0.8%		Bonds 2.5%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Other Investments 1.9%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 10.8%
* Foreign investments	10.6%	** Foreign investments	5.6%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
Dana Corp.	204,100	$ 4,245
Safety Components International, Inc. (a)(c)	333,135	4,181
Tenneco Automotive, Inc. (a)	135,500	1,439
		9,865
Hotels, Restaurants & Leisure - 0.5%
Ameristar Casinos, Inc. (a)	20,100	569
Prime Hospitality Corp. (a)	33,100	340
Volume Services America Holdings, Inc. Income Deposit Security	363,005	6,171
		7,080
Media - 7.6%
AMC Entertainment, Inc. (a)	462,440	7,122
Cablevision Systems Corp. - NY Group Class A (a)	536,300	13,719
EchoStar Communications Corp. Class A (a)	514,980	18,797
Granite Broadcasting Corp. (non vtg.) (a)	692,058	1,273
Hughes Electronics Corp. (a)	808,645	13,537
Liberty Media Corp. Class A (a)	474,790	5,527
LodgeNet Entertainment Corp. (a)	148,100	2,888
News Corp. Ltd. sponsored ADR	90,444	2,900
NTL, Inc. (a)	603,607	40,043
Pegasus Communications Corp. Class A (a)	38,776	1,763
PRIMEDIA, Inc. (a)	372,200	1,046
Spanish Broadcasting System, Inc. Class A (a)	209,400	2,423
Time Warner, Inc. (a)	276,700	4,862
UnitedGlobalCom, Inc.:
rights 2/6/04 (a)	127,512	427
Class A (a)	455,400	4,326
		120,653
TOTAL CONSUMER DISCRETIONARY		137,598
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.8%
Koninklijke Ahold NV sponsored ADR	877,200	7,246
Kroger Co. (a)	371,300	6,880
Pathmark Stores, Inc. (a)(c)	1,625,547	12,891
Rite Aid Corp. (a)	3,074,100	17,768
Safeway, Inc. (a)	645,700	14,586
		59,371
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Revlon, Inc. Class A (a)	1,175,135	$ 3,655
TOTAL CONSUMER STAPLES		63,026
ENERGY - 20.3%
Energy Equipment & Services - 4.3%
Grant Prideco, Inc. (a)	696,500	9,472
Grey Wolf, Inc. (a)	1,284,100	5,368
Hanover Compressor Co. (a)	451,500	5,630
Key Energy Services, Inc. (a)	707,900	7,914
Nabors Industries Ltd. (a)	163,100	7,176
Petroleum Geo-Services ASA ADR (a)	371,153	16,559
Pride International, Inc. (a)	141,000	2,658
Rowan Companies, Inc. (a)	321,100	7,347
Universal Compression Holdings, Inc. (a)	184,700	5,665
		67,789
Oil & Gas - 16.0%
Burlington Resources, Inc.	539,400	29,527
Chesapeake Energy Corp.	975,400	12,153
Forest Oil Corp. (a)	2,105,200	52,314
Frontline Ltd.	185,300	5,453
General Maritime Corp. (a)(c)	2,234,200	46,918
Houston Exploration Co. (a)	182,600	6,601
OMI Corp. (a)	899,700	8,934
Range Resources Corp.	2,687,200	27,678
Teekay Shipping Corp.	989,900	62,558
		252,136
TOTAL ENERGY		319,925
FINANCIALS - 5.0%
Consumer Finance - 2.3%
AmeriCredit Corp. (a)	1,228,400	21,128
Capital One Financial Corp.	121,800	8,658
Metris Companies, Inc.	1,137,300	6,869
		36,655
Insurance - 2.7%
American Financial Group, Inc., Ohio	1,002,800	28,700
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	196,200	$ 7,150
UnumProvident Corp.	423,700	6,622
		42,472
TOTAL FINANCIALS		79,127
HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	184,700	5,384
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	788,400	31,631
Pharmaceuticals - 0.9%
Elan Corp. PLC sponsored ADR (a)	1,626,400	13,987
TOTAL HEALTH CARE		51,002
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
BE Aerospace, Inc. (a)	365,424	2,043
Goodrich Corp.	294,100	9,073
		11,116
Airlines - 3.3%
America West Holding Corp. Class B (a)	800,600	8,959
AMR Corp. (a)	2,514,530	41,238
Northwest Airlines Corp. (a)	123,700	1,413
		51,610
Building Products - 1.9%
American Standard Companies, Inc. (a)	284,400	30,203
Industrial Conglomerates - 3.5%
Tyco International Ltd.	2,046,200	54,736
Machinery - 1.4%
AGCO Corp. (a)	150,000	3,024
Navistar International Corp. (a)	32,400	1,541
Terex Corp. (a)	323,200	9,541
Thermadyne Holdings Corp. (a)	64,900	1,035
Timken Co.	92,800	2,046
Wabash National Corp. (a)	185,700	5,109
		22,296
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 1.1%
Kansas City Southern (a)	1,216,900	$ 17,937
TOTAL INDUSTRIALS		187,898
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.7%
Motorola, Inc.	1,612,100	26,729
Electronic Equipment & Instruments - 3.0%
Celestica, Inc. (sub. vtg.) (a)	431,000	7,399
DDi Corp. (a)(c)	555,900	10,006
DDi Corp. (a)(f)	930,000	14,229
Merix Corp. (a)	385,000	10,453
Solectron Corp. (a)	475,100	3,373
Viasystems Group, Inc. (a)	95,400	1,813
		47,273
Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology, Inc. (a)	59,900	1,043
ATI Technologies, Inc. (a)	185,600	3,014
Atmel Corp. (a)	2,767,400	19,538
ChipPAC, Inc. Class A (a)	84,100	616
Conexant Systems, Inc. (a)	927,700	6,188
Fairchild Semiconductor International, Inc. (a)	200,000	4,900
ON Semiconductor Corp. (a)	2,945,300	20,617
		55,916
TOTAL INFORMATION TECHNOLOGY		129,918
MATERIALS - 5.8%
Construction Materials - 0.5%
Texas Industries, Inc.	240,100	8,382
Containers & Packaging - 3.0%
Owens-Illinois, Inc. (a)	1,432,890	16,020
Pactiv Corp. (a)	929,100	20,152
Sealed Air Corp. (a)	156,900	7,812
Smurfit-Stone Container Corp. (a)	173,600	2,993
		46,977
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	$ 10,413
Haynes Holdings, Inc. (a)(f)	448,390	628
		11,041
Paper & Forest Products - 1.6%
International Paper Co.	294,700	12,457
Weyerhaeuser Co.	201,800	12,403
		24,860
TOTAL MATERIALS		91,260
TELECOMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 6.4%
AT&T Corp.	185,100	3,602
Level 3 Communications, Inc. (a)	3,126,000	18,756
Qwest Communications International, Inc. (a)	12,914,500	52,175
Verizon Communications, Inc.	600,000	22,116
XO Communications, Inc. (a)	706,700	5,166
		101,815
Wireless Telecommunication Services - 5.5%
American Tower Corp. Class A (a)	300,300	3,300
AT&T Wireless Services, Inc. (a)	263,500	2,912
Nextel Communications, Inc. Class A (a)	2,205,285	58,197
NII Holdings, Inc. Class B (a)	53,600	5,104
Triton PCS Holdings, Inc. Class A (a)	2,678,700	17,304
		86,817
TOTAL TELECOMMUNICATION SERVICES		188,632
UTILITIES - 9.4%
Electric Utilities - 5.4%
Allegheny Energy, Inc. (a)	5,300	67
CMS Energy Corp. (a)	5,009,700	43,985
PG&E Corp. (a)	872,600	23,429
TXU Corp.	713,600	17,126
		84,607
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 4.0%
AES Corp. (a)	6,007,558	$ 58,634
Williams Companies, Inc.	440,600	4,468
		63,102
TOTAL UTILITIES		147,709
TOTAL COMMON STOCKS (Cost $1,058,568)		1,396,095
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	32,200	1,578
Nonconvertible Preferred Stocks - 0.3%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Doane Pet Care Co. 14.25% pay-in-kind	90,000	4,500
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
PTV, Inc. Series A, 10.00%	86	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,500
TOTAL PREFERRED STOCKS (Cost $5,388)		6,078
Corporate Bonds - 0.9%
	Principal Amount (000s)
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 6% 9/15/09	$ 1,865	1,483
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.8%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. 8.625% 2/1/08	$ 6,795	$ 3,533
ENERGY - 0.1%
Oil & Gas - 0.1%
The Coastal Corp. 7.5% 8/15/06	930	923
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
FiberMark, Inc. 10.75% 4/15/11	6,435	4,505
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Services Corp. 13.5% 12/15/10 (d)	2,500	3,000
TOTAL NONCONVERTIBLE BONDS		11,961
TOTAL CORPORATE BONDS (Cost $12,056)		13,444
Floating Rate Loans - 1.9%

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
McLeodUSA, Inc.:
revolver loan 4.6733% 5/31/07 (e)	5,792	4,692
Tranche A term loan 4.68% 5/31/07 (e)	15,806	13,119
Tranche B term loan 5.43% 5/30/08 (e)	15,685	12,861
		30,672
TOTAL FLOATING RATE LOANS (Cost $25,101)		30,672
Money Market Funds - 14.5%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	174,329,811	174,330
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	55,140,784	55,141
TOTAL MONEY MARKET FUNDS (Cost $229,471)		229,471
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.98%, dated 1/30/04 due 2/2/04) (Cost $3,635)	$ 3,635	$ 3,635
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $1,334,219)		1,679,395
NET OTHER ASSETS - (6.3)%		(100,059)
NET ASSETS - 100%		$ 1,579,336
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,000,000 or 0.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,857,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DDi Corp.	1/21/04	$ 14,861
Haynes Holdings, Inc.	5/2/03	$ 628
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.4%
Marshall Islands	7.0%
Norway	1.3%
Others (individually less than 1%)	2.3%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $638,346,000 and $118,286,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $30,672,000 or 1.9% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) J	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,825 and repurchase agreements of $3,635) (cost $1,334,219) - See accompanying schedule		$ 1,679,395
Receivable for investments sold		3,187
Receivable for fund shares sold		9,913
Dividends receivable		434
Interest receivable		848
Prepaid expenses		4
Other affiliated receivables		29
Other receivables		108
Total assets		1,693,918

Liabilities
Payable to custodian bank	$ 2,419
Payable for investments purchased	49,161
Payable for fund shares redeemed	6,864
Accrued management fee	746
Other affiliated payables	202
Other payables and accrued expenses	49
Collateral on securities loaned, at value	55,141
Total liabilities		114,582

Net Assets		$ 1,579,336
Net Assets consist of:
Paid in capital		$ 1,217,416
Undistributed net investment income		918
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,826
Net unrealized appreciation (depreciation) on investments		345,176
Net Assets, for 78,411 shares outstanding		$ 1,579,336
Net Asset Value, offering price and redemption price per share ($1,579,336 ÷ 78,411 shares)		$ 20.14

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,876
Interest		2,630
Security lending		212
Total income		4,718

Expenses
Management fee	$ 3,049
Transfer agent fees	854
Accounting and security lending fees	145
Non-interested trustees' compensation	2
Custodian fees and expenses	7
Registration fees	94
Audit	20
Legal	22
Total expenses before reductions	4,193
Expense reductions	(140)	4,053
Net investment income (loss)		665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,613
Foreign currency transactions	(23)
Total net realized gain (loss)		31,590
Change in net unrealized appreciation (depreciation) on investment securities		255,111
Net gain (loss)		286,701
Net increase (decrease) in net assets resulting from operations		$ 287,366

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 665	$ 161
Net realized gain (loss)	31,590	21,402
Change in net unrealized appreciation (depreciation)	255,111	106,409
Net increase (decrease) in net assets resulting from operations	287,366	127,972
Distributions to shareholders from net realized gain	(14,471)	-
Share transactions Net proceeds from sales of shares	801,883	717,301
Reinvestment of distributions	13,770	-
Cost of shares redeemed	(228,189)	(164,501)
Net increase (decrease) in net assets resulting from share transactions	587,464	552,800
Redemption fees	786	1,080
Total increase (decrease) in net assets	861,145	681,852

Net Assets
Beginning of period	718,191	36,339
End of period (including undistributed net investment income of $918 and undistributed net investment income of $257, respectively)	$ 1,579,336	$ 718,191
Other Information Shares
Sold	43,308	55,222
Issued in reinvestment of distributions	788	-
Redeemed	(13,780)	(12,056)
Net increase (decrease)	30,316	43,166

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 7.37	$ 10.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01	.11 G	.07
Net realized and unrealized gain (loss)	5.46	7.49	(3.22) G	.58
Total from investment operations	5.47	7.50	(3.11)	.65
Distributions from net investment income	-	-	(.20)	-
Distributions from net realized gain	(.27)	-	-	-
Total distriubtions	(.27)	-	(.20)	-
Redemption fees added to paid in capitalD	.01	.06	.02	.01
Net asset value, end of period	$ 20.14	$ 14.93	$ 7.37	$ 10.66
Total Return B,C	37.00%	102.58%	(29.40)%	6.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.93%	1.14%	.94% A
Expenses net of voluntary waivers, if any	.87% A	.93%	1.14%	.94% A
Expenses net of all reductions	.84% A	.83%	.93%	.83% A
Net investment income (loss)	.14% A	.07%	1.16%G	1.12% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,579	$ 718	$ 36	$ 195
Portfolio turnover rate	26% A	79%	203%	230% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 19, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Leveraged Company Stock Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 364,961	|
Unrealized depreciation	(20,081)
Net unrealized appreciation (depreciation)	$ 344,880
Cost for federal income tax purposes	$ 1,334,515

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $462 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $139 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DDi Corp.	$ -	$ 8,761	$ -	$ -	$ 10,006
Safety Components International, Inc.	2,832	-	-	-	4,181
General Maritime Corp.	13,058	15,925	-	-	46,918
Pathmark Stores, Inc.	12,185	-	-	-	12,891
TOTALS	$ 28,075	$ 24,686	$ -	$ -	$ 73,996

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LSF-USAN-0304
1.789286.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity Leveraged Company Stock Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Leveraged Company Stock Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 26, 2004